DUNCAN-HURST
                                  MUTUAL FUNDS
                                   [GRAPHIC]


                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 2001



                             AGGRESSIVE GROWTH FUND

                            LARGE CAP GROWTH-20 FUND

                                 TECHNOLOGY FUND

                            INTERNATIONAL GROWTH FUND







                              WWW.DUNCAN-HURST.COM

                           DUNCAN-HURST MUTUAL FUNDS


REPORT FROM THE FOUNDER AND CIO, BEAU DUNCAN

Dear Shareholder:

     On behalf of the entire Duncan-Hurst family, we wanted to take a moment to express our deepest sympathies to the thousands affected by the tragic events of September 11, 2001. Our thoughts and prayers go out to all those who were in any way hurt by the terrorist acts - and to all those working to help those in need. We are proud of the valiant efforts of those who risked their lives in the relief efforts and are heartened by the strength and resilience of the American people in the recovery from these tragic events.

     As we move forward, we here at Duncan-Hurst have stayed unified in our strong belief in our philosophy and process, and our strong belief in the future prosperity of our nation. Throughout the last two quarters, our Funds were defensively positioned. The Funds have been and remain invested in more predictable growth companies (e.g., consumer, financial services, health care) and we continue to maintain an underweight position in cyclical growth companies (i.e., technology) relative to the benchmark. We are currently broadly diversified across industries and sectors to reduce risk. We are assessing the impact of these recent events on the economy but we continue to believe that we are approaching the bottom of the economic cycle. The markets should benefit from the Federal Reserve's easing in monetary policy, lower oil prices, increased government spending, and possible further tax incentives. This combination should lay the foundation for a much better environment for equities in the near future. We will shift towards cyclical growth companies when we see signs of economic reacceleration and evidence of rising relative price strength.

     Individual Fund results, as well as a more detailed profile of each Fund, are presented in this semi-annual report. For any additional information on our Funds, we invite you to visit our website at www.duncan-hurst.com or call 1-800-558-9105.

     Thank you for your investment in Duncan-Hurst Mutual Funds. We appreciate the opportunity to meet your investment needs.

     Sincerely,

     /s/ William H. Duncan, Jr.

     William H. "Beau" Duncan, Jr.
     Chairman

AGGRESSIVE GROWTH FUND MARKET REVIEW

Over the last six months, the Duncan-Hurst Aggressive Growth Fund underperformed the Russell Midcap Growth Index. Medium-cap growth stocks outperformed medium-cap value stocks in the second quarter but were unable to repeat that feat in the third quarter.

The economy has continued to falter during the last two quarters with little indication of recovery, providing little visibility for market direction. We continued to reduce our weighting in the technology sector while increasing our exposure in selected health care, discount retail, and financial stocks. In the second quarter, the portfolio was hurt in part by its overweight positions in the energy and utility areas, with decreasing commodity prices contributing to the weakness. In the third quarter, the portfolio was negatively impacted by stocks in the retail sector, as consumer sentiment began to decline sharply in the third quarter. Also, financial stocks which had experienced significant outperformance in July, due to the favorable interest rate environment, fell victim to profit taking largely due to the perceptions that credit quality was deteriorating and that the yield curve steepness had peaked.

The Federal Reserve has cut interest rates on nine separate occasions since early January 2001 in an attempt to jump-start the economy. In addition, President Bush has proposed increased fiscal stimulus that should serve as a catalyst for the market. The events of September 11th undoubtedly delayed a broad economic and market recovery. However, the markets should begin to react favorably, if both the President's and the Federal Reserve's recent initiatives positively impact businesses and the economy over the next couple of quarters. It would appear that the groundwork has been laid for recovery and our outlook remains positive for growth equities in 2002.

                       DUNCAN-HURST AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS at September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

 SHARES                                                                VALUE
 ------                                                                -----

COMMON STOCKS: 97.9%

AEROSPACE & DEFENSE: 3.6%
   6,900   L-3 Communications Holdings, Inc.*                       $   603,405
                                                                    -----------
ATHLETIC EQUIPMENT: 1.8%
  14,487   Reebok International Ltd.*                                   299,881
                                                                    -----------
AUTO / TRUCK PARTS AND EQUIPMENT: 0.8%
   5,191   Lear Corp.*                                                  140,261
                                                                    -----------
AUTOMOBILES: 0.3%
   6,464   Autonation, Inc.*                                             56,819
                                                                    -----------
BEVERAGES: 1.8%
   6,550   Pepsi Bottling Group, Inc.                                   301,758
                                                                    -----------
BIOTECHNOLOGY: 2.2%
   1,969   ICOS Corporation                                              96,894
   5,555   IDEC Pharmaceuticals Corp.*                                  275,361
                                                                    -----------
                                                                        372,255
                                                                    -----------
COMMERCIAL SERVICES: 9.8%
  24,321   Caremark Rx, Inc.                                            405,674
  12,425   Concord EFS, Inc.*                                           608,204
  14,286   Equifax, Inc.                                                312,863
   6,220   First Health Group Corp.*                                    182,744
   4,340   Moody's Corp.                                                160,580
                                                                    -----------
                                                                      1,670,065
                                                                    -----------
COMPUTERS SERVICES: 7.4%
   9,361   Affiliated Computer Services, Inc.*                          762,079
   7,560   Bisys Group, Inc.*                                           400,831
   3,850   Sungard Data Systems, Inc.*                                   89,974
                                                                    -----------
                                                                      1,252,884
                                                                    -----------
COSMETICS & TOILETRIES: 0.6%
   3,890   International Flavors & Fragrances, Inc.                     107,714
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES: 0.5%
   1,086   USA Education, Inc. (aka Sallie Mae)                          90,040
                                                                    -----------
EDUCATIONAL PROGRAMS: 1.3%
   7,391   University of Phoenix Online                                 228,825
                                                                    -----------
ELECTRIC COMPONENTS: 0.3%
   1,613   Intersil Holding Corp.                                   $    45,035
                                                                    -----------
ELECTRONIC INSTRUMENTS: 0.1%
   1,230   AVX Corp.                                                     20,012
                                                                    -----------
ELECTRONICS: 0.9%
   8,580   Vishay Intertechnology, Inc.*                                157,872
                                                                    -----------
ENTERTAINMENT: 0.3%
   1,094   International Game Technology*                                46,495
                                                                    -----------
ENVIRONMENTAL SERVICES: 1.6%
  21,986   Allied Waste Industries, Inc.                                280,321
                                                                    -----------
FINANCE: 1.4%
   6,350   Doral Financial Group                                        246,380
                                                                    -----------
FINANCIAL - DIVERSIFIED: 0.1%
     827   AmeriCredit Corp.*                                            26,150
                                                                    -----------
FOOD: 0.2%
   1,420   Smithfield Foods, Inc.                                        29,891
                                                                    -----------
HEALTHCARE - MEDICAL SUPPLIES & PRODUCTS: 4.4%
   4,343   Enzon Inc.*                                                  221,493
  10,226   ResMed Inc.                                                  519,481
                                                                    -----------
                                                                        740,974
                                                                    -----------
HEALTHCARE SERVICES: 5.4%
   4,774   AdvancePCS                                                   342,678
  14,150   Pharmaceutical Product Development, Inc.*                    414,453
   2,568   Quest Diagnostics*                                           158,446
                                                                    -----------
                                                                        915,577
                                                                    -----------
HEALTHCARE FACILITIES: 1.4%
   8,335   Manor Care, Inc.*                                            234,213
                                                                    -----------
INTERNET: 4.8%
  42,691   Earthlink, Inc.*                                             650,184
  12,520   Network Associates*                                          161,383
                                                                    -----------
                                                                        811,567
                                                                    -----------
MEDIA: 1.3%
   9,830   Blockbuster, Inc.                                            215,277
                                                                    -----------

                       DUNCAN-HURST AGGRESSIVE GROWTH FUND

--------------------------------------------------------------------------------

 SHARES                                                                VALUE
 ------                                                                -----

PHARMACEUTICALS: 15.2%
   7,840   AmerisourceBergen Corp.                                  $   556,298
   5,200   Andrx Corp.                                                  337,584
   7,862   Barr Laboratories, Inc.*                                     621,570
  10,775   Biovail Corportation*                                        499,960
   8,623   Express Scripts, Inc. - Class A*                             477,024
   4,626   SICOR, Inc.                                                   87,385
                                                                    -----------
                                                                      2,579,821
                                                                    -----------
PIPELINES: 1.1%
   3,931   Kinder Morgan, Inc.                                          193,445
                                                                    -----------
PROPERTY / CASUALTY INSURANCE: 2.9%
   3,617   Progressive Corp.                                            484,316
                                                                    -----------
RETAIL: 7.8%
   8,796   Barnes & Noble, Inc.*                                        317,536
   9,978   BJ's Wholesale Club, Inc.*                                   475,053
  11,921   O'Reilly Automotive, Inc.                                    341,537
   6,530   Ross Stores, Inc.                                            191,003
                                                                    -----------
                                                                      1,325,129
                                                                    -----------
RETAIL - DISCOUNT: 1.2%
   6,103   TJX Companies, Inc.                                          200,789
                                                                    -----------
RETAIL - STORES: 1.5%
  11,993   Hasbro, Inc.                                                 167,902
   4,173   J.C. Penney Co., Inc.                                         91,389
                                                                    -----------
                                                                        259,291
                                                                    -----------
SAVINGS & LOAN / THRIFTS: 1.8%
   1,530   Dime Bancorp, Inc.                                            60,160
  10,764   New York Community Bancorp, Inc.                             249,832
                                                                    -----------
                                                                        309,992
                                                                    -----------
SCHOOLS: 2.6%
  10,454   Apollo Group, Inc. - Class A*                            $   439,382
                                                                    -----------
SEMICONDUCTORS: 4.9%
   6,338   Cypress Semiconductor Corp.*                                  94,183
   2,068   Kla-Tencor Corp.*                                             65,307
   7,587   Lam Research Corp.*                                          128,600
   2,830   LSI Logic Corp.*                                              33,253
  18,774   Microchip Technology, Inc.*                                  503,143
                                                                    -----------
                                                                    $   824,486
                                                                    -----------
SOFTWARE: 5.6%
   7,680   Cerner Corp.*                                            $   380,160
   8,084   Electronic Arts, Inc.*                                       369,196
   1,709   Nvidia Corp*                                                  46,946
   4,440   Renaissance Learning, Inc.                                   146,120
                                                                    -----------
                                                                        942,422
                                                                    -----------
TELECOMMUNICATIONS EQUIPMENT: 1.0%
   6,760   Polycom, Inc.*                                               164,741
                                                                    -----------
TOTAL COMMON STOCKS:
   (cost $17,955,862)                                                16,617,485
                                                                    -----------
PRINCIPAL
 AMOUNT
 ------

SHORT-TERM INVESTMENTS: 1.5%

MONEY MARKET INVESTMENT: 1.5%
$247,530   UMB Money Market Fiduciary                                   247,530
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS
 (cost $247,530)                                                        247,530
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
 (cost $18,203,392+): 99.4%                                          16,865,015

Other Assets less Liabilities: 0.6%                                      99,321
                                                                    -----------
NET ASSETS: 100.0%                                                  $16,964,336
                                                                    ===========

*    Non-income producing security.

+ At September 30, 2001, the basis of investments for federal income tax purposes is the same as their cost for financial reporting purposes. Gross unrealized appreciation and depreciation are as follows:

     Gross unrealized appreciation                                  $   625,561
     Gross unrealized depreciation                                   (1,963,938)
                                                                    -----------
          Net unrealized depreciation                               $(1,338,377)
                                                                    ===========

See accompanying Notes to Financial Statements.

LARGE CAP GROWTH-20 FUND MARKET OVERVIEW

The Large Cap Growth-20 Fund underperformed the Russell 1000 Growth over the last six months. Most of the Fund's relative underperformance occurred in April, when technology stocks experienced an abrupt and short-lived burst of performance. The Fund was underweight in technology during this time period, due to the deteriorating earnings fundamentals in the sector.

The Fund has been positioned defensively since the fourth quarter of last year and remained so during these last two quarters. We continued to underweight technology, while financial services, business services and health care combined to represent a large portion of the Fund.

Growth stocks, particularly aggressive growth stocks, require a low risk economic climate in order to sustain significant and superior performance relative to the overall market. We believe that a period of relatively low economic risk is imminent because the industrial portion of the economy is near an expected trough. The duration of this low risk period may be up to a year, incorporating most of calendar 2002. We continue to watch for signs that an earnings trough is at hand, and for the opportunity to resume investing in higher growth companies. The September 11th attacks complicate this analysis, but the attacks should not prevent the economic and earnings rebound we had been anticipating in the fourth quarter. The systemic economic effect of the attacks may resemble that of a labor strike, delaying production for a brief, finite period but stimulating "catchup" production after the disruption has ended. The monetary stimuli already in place before the attacks should then take hold to send the economy vigorously forward. The larger effect of the attacks on the stock market will likely be a lingering risk represented by the ongoing war on terrorism. This risk may inject increased volatility into the normal market discounting mechanism until more definitive signs of progress are visible.

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                       DUNCAN-HURST LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

 SHARES                                                                VALUE
 ------                                                                -----

COMMON STOCKS: 98.7%

BIOTECHNOLOGY: 8.1%
  2,450   Amgen, Inc.*                                              $   143,987
  2,290   Genzyme Corp.*                                                104,012
                                                                    -----------
                                                                        247,999
                                                                    -----------
COMMERCIAL SERVICES: 6.4%
  2,171   Concord EFS, Inc.*                                            106,270
  2,370   McKesson HBOC, Inc.                                            89,562
                                                                    -----------
                                                                        195,832
                                                                    -----------
COMMUNICATIONS: 2.5%
  2,853   Sprint Corp. (PCS Group)*                                      75,005
                                                                    -----------
COMPUTERS: 3.9%
  2,050   Electronic Data Systems Corp.                                 118,039
                                                                    -----------
DATA PROCESSING: 2.3%
  1,501   Automatic Data Processing, Inc.                                70,607
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES: 5.3%
  3,998   Citigroup, Inc.                                               161,919
                                                                    -----------
FINANCE - MORTGAGE BANKER: 3.2%
  1,520   Federal Home Loan Mortgage Corp.                               98,800
                                                                    -----------
HEALTH PRODUCTS: 2.9%
  1,590   Johnson & Johnson                                              88,086
                                                                    -----------
INSURANCE: 5.4%
  2,130   American International Group, Inc.                            166,140
                                                                    -----------
INTERNET: 1.9%
  1,260   eBay, Inc.*                                                    57,645
                                                                    -----------
MANUFACTURING: 3.1%
  2,573   General Electric Co.                                           95,716
                                                                    -----------
MEDIA: 3.5%
  2,990   Comcast Corp. - Special Class A*                              107,251
                                                                    -----------
MEDICAL INFORMATION SYSTEMS: 4.1%
  2,080   Tenet Healthcare Corp.*                                       124,072
                                                                    -----------
PHARMACEUTICALS: 17.1%
  1,000   Allergan, Inc.                                            $    66,300
  1,439   Cardinal Health, Inc.                                         106,414
  1,190   Forest Laboratories, Inc. - Class A*                           85,847
  3,190   King Pharmaceuticals*                                         133,821
  3,250   Pfizer, Inc.                                                  130,325
                                                                    -----------
                                                                        522,707
                                                                    -----------
PIPELINES: 1.8%
  1,580   Dynegy, Inc. - Class A                                         54,747
                                                                    -----------
RETAIL: 8.5%
  2,870   Bed Bath & Beyond, Inc.*                                       73,070
  1,620   Home Depot, Inc.                                               62,159
  2,608   Kohls Corp.*                                                  125,184
                                                                    -----------
                                                                        260,413
                                                                    -----------
SEMICONDUCTORS: 3.2%
  1,710   Applied Materials, Inc.*                                       48,632
  2,400   Intel Corp.                                                    49,056
                                                                    -----------
                                                                         97,688
                                                                    -----------
SOFTWARE: 8.3%
  2,520   First Data Corp.                                              146,815
  2,070   Microsoft Corp.*                                              105,922
                                                                    -----------
                                                                        252,737
                                                                    -----------
TELECOMMUNICATIONS: 7.2%
  2,890   COX Communications*                                           120,658
  2,090   Qualcomm, Inc.*                                                99,359
                                                                    -----------
                                                                        220,017
                                                                    -----------
TOTAL COMMON STOCKS:
(cost $3,519,991)                                                     3,015,420
                                                                    -----------

                       DUNCAN-HURST LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------

PRINCIPAL
 AMOUNT                                                                VALUE
 ------                                                                -----

SHORT-TERM INVESTMENTS: 0.7%

MONEY MARKET INVESTMENT: 0.7%
$20,198   UMB Money Market Fiduciary
 (cost $20,198)                                                     $    20,198
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS
 (cost $20,198)                                                          20,198
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
 (cost $3,540,189+): 99.4%                                            3,035,618

Other Assets less Liabilities: 0.6%                                      17,716
                                                                    -----------
NET ASSETS: 100.0%                                                  $ 3,053,334
                                                                    ===========

*    Non-income producing security.

+ At September 30, 2001, the basis of investments for federal income tax purposes is the same as their cost for financial reporting purposes. Gross unrealized appreciation and depreciation are as follows:

     Gross unrealized appreciation                                  $    36,314
     Gross unrealized depreciation                                     (540,885)
                                                                    -----------
          Net unrealized depreciation                               $  (504,571)
                                                                    ===========

See accompanying Notes to Financial Statements.

TECHNOLOGY FUND MARKET REVIEW

In an extremely difficult technology market over the last two quarters, the Duncan-Hurst Technology Fund underperformed the Pacific Stock Exchange Index.

During the first half of the 2001, investors in technology stocks seemed to continually believe that the end of underperformance for technology stocks was near, and would begin buying on any piece of news that could be construed as positive. This mindset was mirrored by the consumer sentiment numbers, which remained robust through the first half of the year, despite the deterioration of the U.S. economy. In the second quarter, the Fund was positively impacted by computer software and computer services stocks. Services stocks continued to provide the consistent earnings growth that enabled them to outperform throughout the decline in technology stocks. Software, on the other hand, provided some of the more sustainable upward moves after bottoming in early April. Semiconductors and telecommunication equipment stocks, however, continued to disappoint investors with greater than expected losses largely driven by little pick-up in demand and considerable pricing pressure. Though we maintained an underweight position in hardware, our underperformance was still largely driven by the poor performance of this industry.

During the third quarter, consumer sentiment began to decline sharply, removing one of the final positive elements in the economy. In response, technology investors began to turn more pessimistic, since they had been counting on consumers to continue buying technology-laden products like DVD players and video game consoles. Without that demand, expectations for a rebound or even a plateau in the fundamentals evaporated.

The terrorist attacks on the United States have really clouded the situation in the technology universe. It had appeared before the attack, that the fundamentals for technology companies may have bottomed, and that re-accelerating revenue growth was not far away. However, the disaster attacks have added a great deal of uncertainty to demand and negatively impacted the third quarter by severely constraining productivity for several critical days near the end of the quarter. In the short-term, we expect that this will translate into widespread disappointing results in the third quarter, which probably will be largely priced into the stocks. Looking past these conditions, the fiscal stimulus program, low inflation, and stable oil prices should work together to provide a solid economic backdrop for improving demand for technology.

                          DUNCAN-HURST TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS at September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

 SHARES                                                                VALUE
 ------                                                                -----

COMMON STOCKS: 97.9%

AEROSPACE & DEFENSE: 12.0%
   760   L-3 Communications Holdings, Inc.*                         $    66,462
   300   Northrop Grumman Corp.                                          30,300
 1,196   DRS Technologies, Inc.                                          41,561
 2,312   EDO Corp.                                                       66,470
 1,452   Herley Industries, Inc.                                         21,141
                                                                    -----------
                                                                        225,934
                                                                    -----------
AEROSPACE / DEFENSE EQUIPMENT: 4.1%
   867   General Dynamics Corp.                                          76,573
                                                                    -----------
BUSINESS & INFORMATION SERVICES: 8.1%
 1,134   Fair, Isaac and Company, Inc.                                   53,559
 2,721   National Data Corp.                                             97,956
                                                                    -----------
                                                                        151,515
                                                                    -----------
COMMUNICATIONS - TECHNOLOGY: 0.9%
 2,014   Harmonic, Inc.*                                                 16,313
                                                                    -----------
COMPUTER SERVICES: 9.8%
 1,712   Bisys Group, Inc.*                                              90,770
 1,604   CACI International, Inc.                                        87,675
   235   Sungard Data Systems, Inc.*                                      5,492
                                                                    -----------
                                                                        183,937
                                                                    -----------
ELECTRIC COMPONENTS: 2.9%
 1,963   Intersil Holding Corp.                                          54,807
                                                                    -----------
ELECTRIC PRODUCTS: 0.9%
 1,386   American Power Conversion*                                      16,188
                                                                    -----------
ELECTRONIC INSTRUMENTS: 3.4%
 3,990   AVX Corp.                                                       64,917
                                                                    -----------
ELECTRONICS: 3.1%
   800   Technitrol, Inc.                                                17,840
 3,367   Visionics Corp.*                                                40,000
                                                                    -----------
                                                                         57,840
                                                                    -----------
INTERNET: 4.9%
 2,062   WebEx Communications, Inc.                                      43,797
 3,920   XCARE.NET Inc.                                                  48,804
                                                                    -----------
                                                                         92,601
                                                                    -----------
MACHINERY - DIVERSIFIED: 3.0%
 1,191   Engineered Support Systems Inc.                            $    56,096
                                                                    -----------
SEMICONDUCTORS: 22.6%
 1,850   Alpha Industries, Inc.*                                         35,834
 1,490   Altera Corp.*                                                   24,406
 1,582   Axcelis Technologies, Inc.*                                     14,950
 2,539   Cypress Semiconductor Corp.*                                    37,730
 2,171   Fairchild Semiconductor Corp.                                   34,845
   716   Kla-Tencor Corp.*                                               22,611
 4,127   Kopin Corp.*                                                    43,045
 2,868   Lam Research Corp.*                                             48,613
 1,242   LSI Logic Corp.*                                                14,594
 1,849   Mattson Technology, Inc.                                         7,396
 2,539   Microchip Technology, Inc.*                                     68,045
   563   Novellus Systems, Inc.*                                         16,079
   550   Semtech Corp.*                                                  15,609
 1,612   Varian Semiconductor Equipment Associates, Inc.*                41,670
                                                                    -----------
                                                                        425,427
                                                                    -----------
SOFTWARE: 13.0%
 1,199   Electronic Arts, Inc.*                                          54,758
 1,419   First Data Corp.                                                82,671
 2,056   Fiserv, Inc.*                                                   70,315
 1,372   Nvidia Corp.*                                                   37,689
                                                                    -----------
                                                                        245,433
                                                                    -----------
TELECOMMUNICATIONS: 5.6%
 1,423   Advanced Fibre Communication*                                   20,790
 2,374   Gentner Communications Corp.                                    43,112
 2,626   Motorola, Inc.                                                  40,966
                                                                    -----------
                                                                        104,868
                                                                    -----------

                          DUNCAN-HURST TECHNOLOGY FUND

--------------------------------------------------------------------------------

 SHARES                                                                VALUE
 ------                                                                -----

TELECOMMUNICATIONS EQUIPMENT: 3.6%
 2,794   Polycom, Inc.*                                             $    68,090
                                                                    -----------
TOTAL COMMON STOCKS:
 (cost $2,189,821)                                                    1,840,539
                                                                    -----------
TOTAL INVESTMENTS IN SECURITIES
 (cost $2,189,821+): 97.9%                                            1,840,539

Other Assets less Liabilities: 2.1%                                      38,839
                                                                    -----------
NET ASSETS: 100.0%                                                  $ 1,879,378
                                                                    ===========

*    Non-income producing security.

+ At September 30, 2001, the basis of investments for federal income tax purposes is the same as their cost for financial reporting purposes. Gross unrealized appreciation and depreciation are as follows:

     Gross unrealized appreciation                                  $    64,552
     Gross unrealized depreciation                                     (413,834)
                                                                    -----------
          Net unrealized depreciation                               $  (349,282)
                                                                    ===========

See accompanying Notes to Financial Statements.

INTERNATIONAL GROWTH FUND MARKET OVERVIEW

The Duncan-Hurst International Growth Fund underperformed its benchmark, the MSCI EAFE and its style index, the Salomon Smith Barney World-ex US BMI Growth, over the last two quarters. In the third quarter, particularly, markets plunged to their worst quarterly performance since third quarter 1990, down 19% in local currency. The growth vs. value underperformance, which started six quarters ago, continued as global growth continued to slow. Once again, the more defensive-oriented sectors (i.e. health care and consumer staples) outperformed their cyclical counterparts (i.e. technology and industrials), although few industries managed a positive return.

During the last two quarters the Fund has been diversified across sectors. The Fund is still underweighted in technology and telecommunications as the industry fundamentals have yet to show signs of improvement. In part, the Fund underperformed due to the overweight position in consumer growth as companies across the globe continue to be in a capital spending recession. Consumer spending stocks sold off hard in the wake of the terrorist attacks of September 11th and their subsequent impact on consumer sentiment. Towards the end of the third quarter when it became clear that the economic impact would be larger than originally anticipated, we slightly reallocated the Fund towards defensive pharmaceuticals and sound insurance companies to lower the risk profile in light of the new uncertainties.

Geographically, during the second quarter, with Europe slowing more than expected, we reallocated our positions in European companies to better earnings growth prospects in Asia where the economies appear to be closer to a trough. By the end of the second quarter, the Fund was split with approximately half of its assets in Asia and half of its assets in Europe. However, this reallocation hurt us in the third quarter as the trough expected in the Asian economies appears to be further away and deeper than expected with the terrorist attacks in the U.S. further slowing Asia's largest trading partner. Because more uncertainties have been introduced as to the timing of the Asian economic rebound, we reallocated slightly towards Europe during the third quarter.

Heading into the fourth quarter we believe the Fund is well diversified. The U.S., as well as the global economy, should trough sometime in the next quarter or two. As this becomes increasingly apparent the Fund will become more aggressive across all regions.

                     DUNCAN-HURST INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS at September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

 SHARES                                                                VALUE
 ------                                                                -----

COMMON STOCKS: 99.1%

AUSTRALIA: 2.4%
  35,600   Cochlear Ltd.                                           $    818,714
                                                                   ------------
CANADA: 3.0%
   4,580   Canadian National Railway Company                            174,450
  58,170   Corel Corp.                                                  121,575
   7,970   Cryptologic, Inc.                                            111,660
  17,500   Finning International, Inc.                                  202,728
   7,810   Magna International, Inc.                                    411,978
                                                                   ------------
                                                                      1,022,391
                                                                   ------------
CHINA: 1.0%
  17,640   AsiaInfo Holdings, Inc.                                      209,740
   9,320   Utstarcom, Inc.                                              151,450
                                                                   ------------
                                                                        361,190
                                                                   ------------
DENMARK: 1.0%
  21,950   Danske Bank A/S                                              344,103
                                                                   ------------
FINLAND: 2.6%
  20,840   Nokia OYJ                                                    326,146
  50,940   Stora Enso OYJ                                               568,320
                                                                   ------------
                                                                        894,466
                                                                   ------------
FRANCE: 7.7%
   4,400   BNP Paribas                                                  359,854
   1,795   Hermes International                                         210,888
  14,630   Sanofi Synthelabo SA                                         952,682
   3,985   Societe Assurances Generales de France                       182,555
   3,570   Total Fina Elf SA                                            479,576
   5,890   Union du Credit - Unibail                                    292,354
   4,520   Vivendi Environment                                          175,037
                                                                   ------------
                                                                      2,652,946
                                                                   ------------
GERMANY: 3.9%
   4,500   Adidas-Salomon AG                                            230,738
   1,630   Allianz AG                                                   369,645
   8,790   Bayerische Motoren Weke AG                                   223,753
  10,160   Commerzbank AG                                               166,742
   4,370   Deutsche Boerse AG                                           151,239
   7,800   SAP AG                                                       202,176
                                                                   ------------
                                                                      1,344,293
                                                                   ------------
GREAT BRITAIN: 1.3%
   9,850   Barclays Plc                                            $    270,861
  13,530   CGNU Plc                                                     166,938
                                                                   ------------
                                                                        437,799
                                                                   ------------
GREECE: 0.8%
  16,440   Hellenic Telecommunications Organization                     266,214
                                                                   ------------
HONG KONG: 1.8%
  17,000   Cheung Kong Holdings                                         131,323
 179,000   Esprit Holdings Ltd.                                         168,684
 722,000   i-CABLE Communications Ltd.                                  314,738
                                                                   ------------
                                                                        614,745
                                                                   ------------
IRELAND: 2.0%
  21,290   Icon Plc                                                     706,828
                                                                   ------------
ITALY: 3.8%
 203,050   Banca Nazionale Del Lavoro SpA                               427,182
  16,670   ENI-Ente Nazionale Idrocarburi SpA                           206,933
  41,820   Riunione Adriatica di Sicurta SpA                            502,754
  17,260   San Paolo-IMI SpA                                            181,089
                                                                   ------------
                                                                      1,317,958
                                                                   ------------
JAPAN: 23.7%
   3,800   Aiful Corp.                                                  318,980
 115,000   Aioi Insurance Co. Ltd.                                      383,237
   5,000   Canon, Inc.                                                  137,245
  14,000   Chugoku Electric Power Co., Inc.                             233,510
  39,000   Daiwa House Industry Co. Ltd.                                284,815
  22,000   Daiwa Securities Co. Ltd.                                    152,539
   8,000   Honda Motor Co. Ltd.                                         259,884
  20,000   Isetan Co. Ltd.                                              186,351
  33,000   JGC Corp.                                                    240,443
  20,000   Mitsubishi Logistics Corp.                                   187,694
  27,000   Mitsui & Co. Ltd.                                            153,211
  73,000   Mitsui-Soko Co. Ltd.                                         207,731
   4,000   Murata Manufacturing Co. Ltd.                                229,329
  14,000   NEC Corp.                                                    114,346
  30,000   Nikko Securities Co. Ltd.                                    159,406

                     DUNCAN-HURST INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------

 SHARES                                                                VALUE
 ------                                                                -----

JAPAN -- (CONTINUED)
   2,900   Nintendo Co. Ltd.                                       $    416,512
      28   NTT Docomo, Inc.                                             378,410
   1,700   Oracle Corp Japan                                            155,830
  12,800   Sammy Corp.                                                  462,017
 152,000   Sankyu, Inc.                                                 148,006
   8,000   Shin-Etsu Chemical Co. Ltd.                                  224,965
   4,090   Shohkoh Fund & Co. Ltd                                       411,987
   6,600   Sony Corp.                                                   243,213
  26,000   Sumitomo Realty & Development                                181,583
  54,000   Sumitomo Warehouse Co. Ltd./The                              197,633
  76,000   Taiheiyo Cement Corp.                                        188,836
  71,000   Taisei Corp.                                                 225,283
  26,000   Takashimaya Co. Ltd.                                         167,615
   3,000   Takeda Chemical Industries                                   138,504
   3,800   Tokyo Electron Ltd.                                          133,333
 164,000   Tokyotokeiba Co. Ltd.                                        156,938
  14,100   Toyota Motor Corp.                                           362,176
   9,450   Venture Link Co. Limited                                     479,917
  23,000   Welfide Corp.                                                274,155
                                                                   ------------
                                                                      8,195,634
                                                                   ------------
NETHERLANDS: 2.7%
  17,260   Aegon NV                                                     451,464
   5,600   Heijmans NV                                                  102,259
  14,060   Koninklijke Ahold NV                                         390,556
                                                                   ------------
                                                                        944,279
                                                                   ------------
NORWAY: 0.7%
  17,030   Tandberg ASA                                                 254,406
                                                                   ------------
SOUTH KOREA: 6.4%
  35,250   Daelim Industrial Co.                                        275,916
  23,180   Humax Co. Ltd.                                               336,327
  11,300   Hyundai Heavy Industries                                     195,884
  60,350   KIA Motors Corp.                                             326,752
   2,630   Samsung Electronics                                          281,176
  17,740   Samsung Securities Co. Ltd.                                  385,417
   5,640   Shinsegae Department Store                                   396,243
                                                                   ------------
                                                                      2,197,715
                                                                   ------------
SPAIN: 5.4%
  17,600   Altadis SA                                              $    280,510
   7,900   Banco Popular Espanol SA                                     273,406
  34,270   Banco Santander Central Hispano SA                           262,799
  37,630   Grupo Dragados SA                                            460,950
  33,610   Grupo Ferrovial SA                                           590,777
                                                                   ------------
                                                                      1,868,442
                                                                   ------------
SWITZERLAND: 4.5%
     600   Givaudan                                                     180,761
   9,330   Novartis AG                                                  365,350
   3,200   Roche Holding AG                                             240,520
   1,440   Swisscom AG                                                  406,211
   7,660   UBS AG                                                       358,241
                                                                   ------------
                                                                      1,551,083
                                                                   ------------
TAIWAN: 1.5%
 106,825   Asustek Computer, Inc.                                       332,226
  53,500   Compal Electronics                                           192,600
                                                                   ------------
                                                                        524,826
                                                                   ------------
THAILAND: 1.6%
  34,800   Siam Cement Public Company                                   319,209
 661,000   Thai Farmers Bank                                            245,200
                                                                   ------------
                                                                        564,409
                                                                   ------------
UNITED KINGDOM: 21.3%
   4,380   AstraZeneca Group Plc                                        203,743
 171,740   British Energy Plc                                           679,615
  48,330   Canary Wharf Group Plc                                       333,849
   6,880   Diageo Plc                                                   285,520
  54,700   Friends Provident Plc                                        155,160
  25,610   GlaxoSmithKline plc                                          722,681
  90,090   HIT Entertainment Plc                                        325,999
  51,270   iSOFT Group Plc                                              163,515
  36,740   JJB Sports Plc                                               209,300
  49,640   MAN Group Plc                                                638,374
 102,500   MFI Furniture Plc                                            155,166
  82,160   Mothercare Plc                                               333,881
  16,370   Next Plc                                                     215,331
 112,980   Orange SA                                                    823,169
  35,200   Persimmon Plc                                                156,238

                     DUNCAN-HURST INTERNATIONAL GROWTH FUND

--------------------------------------------------------------------------------

 SHARES                                                                VALUE
 ------                                                                -----

UNITED KINGDOM -- (CONTINUED)
  27,710   Reckitt & Coleman Plc                                   $    398,301
  20,710   Rio Tinto Plc                                                325,686
  11,840   Royal Bank Of Scotland Group Plc (Value Shares)              260,675
 136,220   Somerfield Plc                                               174,179
  36,300   Vodafone Group Plc                                           797,148
                                                                   ------------
                                                                      7,357,530
                                                                   ------------
TOTAL COMMON STOCKS:
 (cost $39,102,208)                                                  34,239,971
                                                                   ------------
PRINCIPAL
 AMOUNT
 ------

SHORT-TERM INVESTMENTS: 2.1%

MONEY MARKET INSTRUMENT: 2.1%
$717,787   UMB Money Market Fiduciary                                   717,787
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
 (cost $717,787)                                                        717,787
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
 (cost $39,819,995+): 101.2%                                         34,957,758

Liabilities in excess of Other Assets: (1.2)%                          (429,165)
                                                                   ------------
NET ASSETS: 100.0%                                                 $ 34,528,593
                                                                   ============

+ At September, 30, 2001, the basis of inves- ments for federal income tax purposes is the same as their cost for financial reporting purposes. Gross unrealized appreciation and depreciation are as follows:

     Gross unrealized appreciation                                 $    597,859
     Gross unrealized depreciation                                   (5,460,096)
                                                                   ------------
          Net unrealized depreciation                              $ (4,862,237)
                                                                   ============

See accompanying Notes to Financial Statements.

                            DUNCAN-HURST MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2001 (Unaudited)

                                          Aggressive      Large Cap                      International
                                            Growth        Growth-20       Technology        Growth
                                             Fund            Fund            Fund            Fund
                                          -----------     -----------     -----------     -----------
ASSETS
  Investments in securities,
    at cost ..........................    $18,203,392     $ 3,540,189     $ 2,189,821     $39,819,995
                                          ===========     ===========     ===========     ===========
  Investments in securities,
    at value .........................     16,865,015       3,035,618       1,840,539      34,957,758
  Cash ...............................         43,565             429              --           5,814
  Receivables:
    Dividends and interest ...........            873             696             230          31,346
    Investment securities
      sold ...........................        551,772          54,922         219,976       2,075,416
    Due from Advisor .................            204          11,528          15,553              --
  Other assets .......................         10,316          24,878          21,269          10,354
                                          -----------     -----------     -----------     -----------
       Total assets ..................     17,471,745       3,128,071       2,097,567      37,080,688
                                          -----------     -----------     -----------     -----------
LIABILITIES
  Payables:
    Funds advanced by custodian ......             --              --         118,058              --
    Investment securities purchased ..        467,328          49,615          76,375       2,474,268
    Due to Advisor ...................             --              --              --          10,529
    Fund shares redeemed .............             --             372              --              --
    Administration fees ..............          8,382           5,622           2,088              --
    Distribution fees ................          2,471             872             926           1,083
  Accrued expenses ...................         29,228          18,256          20,742          66,215
                                          -----------     -----------     -----------     -----------
    Total liabilities ................        507,409          74,737         218,189       2,552,095
                                          -----------     -----------     -----------     -----------
  NET ASSETS .........................    $16,964,336     $ 3,053,334     $ 1,879,378     $34,528,593
                                          ===========     ===========     ===========     ===========

                            DUNCAN-HURST MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at September 30, 2001 (Unaudited) - (Continued)

                                                Aggressive        Large Cap                     International
                                                  Growth          Growth-20      Technology        Growth
                                                   Fund             Fund            Fund            Fund
                                               ------------     ------------    ------------    ------------
COMPONENTS OF NET ASSETS
  Paid-in capital ......................       $ 44,107,910     $  5,360,896    $  7,681,704    $ 59,028,760
  Accumulated net investment loss ......           (107,266)         (16,640)        (18,380)        (34,448)
  Accumulated net realized loss on
    investments and foreign currency ...        (25,697,931)      (1,786,351)     (5,434,664)    (19,603,871)
  Net unrealized depreciation on
    investments and foreign currency ...         (1,338,377)        (504,571)       (349,282)     (4,861,848)
                                               ------------     ------------    ------------    ------------
       Net assets ......................       $ 16,964,336     $  3,053,334    $  1,879,378    $ 34,528,593
                                               ============     ============    ============    ============
CLASS R
  Net assets applicable to
    shares outstanding .................       $  3,297,886     $  1,160,425    $    966,536    $  1,437,654
  Shares outstanding ...................            604,525          143,102         147,144         246,244
  Net asset value, offering and
    redemption price per share .........       $       5.46     $       8.11    $       6.57    $       5.84
                                               ============     ============    ============    ============
CLASS I
  Net assets applicable to
    shares outstanding .................       $ 13,666,450     $  1,892,909    $    912,842    $ 33,090,939
  Shares outstanding ...................       $  2,482,434     $    232,692    $    138,439    $  5,701,630
  Net asset value, offering and
    redemption price per share .........       $       5.51     $       8.13    $       6.59    $       5.80
                                               ============     ============    ============    ============

See accompanying Notes to Financial Statements.

                            DUNCAN-HURST MUTUAL FUNDS

STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 2001 (Unaudited)

                                          Aggressive    Large Cap               International
                                            Growth      Growth-20   Technology     Growth
                                             Fund         Fund         Fund         Fund
                                           ---------    ---------    ---------    ---------
INVESTMENT INCOME
  Income
    Dividends (net of foreign
      taxes withheld of $0, $0, $0
      and $41,196, respectively) ......    $  17,183    $   7,485    $     659    $ 235,796
  Interest ............................        9,462          865        1,412       14,343
                                           ---------    ---------    ---------    ---------
     Total income .....................       26,645        8,350        2,071      250,139
                                           ---------    ---------    ---------    ---------
Expenses
  Advisory fees .......................      106,162       18,340       14,929      217,282
  Distribution fees, Class R ..........        5,332        1,826        2,088        2,386
  Administration fees .................       28,088       24,367       15,065       24,731
  Custody fees ........................       10,859        5,283        6,342       89,524
  Fund accounting fees ................       20,621       19,817       20,231       29,048
  Transfer agent fees .................       23,748       20,549       21,556       22,018
  Audit fees ..........................        7,696        7,643        7,643        7,643
  Reports to shareholders .............       10,065        3,530        5,856        5,856
  Registration expense ................       17,568       11,783       14,091       14,935
  Trustee fees ........................        3,347        1,936        1,854        3,896
  Legal fees ..........................        1,676        1,676        3,372        1,676
  Miscellaneous expenses ..............        1,989        1,334        1,334        1,512
  Insurance expense ...................          640          183          183        1,098
                                           ---------    ---------    ---------    ---------
     Total expenses ...................      237,791      118,267      114,544      421,605
     Less: fees waived and
           expenses absorbed ..........     (103,880)     (93,277)     (94,093)    (157,956)
                                           ---------    ---------    ---------    ---------
     Net expenses .....................      133,911       24,990       20,451      263,649
                                           ---------    ---------    ---------    ---------
            Net investment loss........     (107,266)     (16,640)     (18,380)     (13,510)
                                           ---------    ---------    ---------    ---------

                            DUNCAN-HURST MUTUAL FUNDS

STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 2001 (Unaudited) - (Continued)

                                                  Aggressive      Large Cap                   International
                                                    Growth        Growth-20     Technology       Growth
                                                     Fund           Fund           Fund           Fund
                                                  -----------    -----------    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments
  and foreign currency ......................     $(5,301,887)   $  (541,433)   $  (804,496)   $(6,871,058)
Net unrealized depreciation on
  investments and foreign currency ..........        (264,858)      (297,761)      (235,989)    (2,415,084)
                                                  -----------    -----------    -----------    -----------
  Net realized and unrealized loss
    on investments and foreign currency......      (5,566,745)      (839,194)    (1,040,485)    (9,286,142)
                                                  -----------    -----------    -----------    -----------
    Net decrease in net assets
       resulting from operations ............     $(5,674,011)   $  (855,834)   $(1,058,865)   $(9,299,652)
                                                  ===========    ===========    ===========    ===========

See accompanying Notes to Financial Statements.

                            DUNCAN-HURST MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended September 30, 2001

                                                                  Large Cap        Large Cap
                                                 Aggressive       Aggressive       Growth-20        Growth-20
                                                Growth Fund         Growth            Fund           Fund (1)
                                                 Six Months          Fund          Six Months         Year
                                                    Ended            Year            Ended            Ended
                                                September 30,        Ended        September 30,      March 31,
                                                    2001#       March 31, 2001        2001#            2001
                                                ------------    --------------    ------------     ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment loss ......................    $   (107,266)    $   (314,330)    $    (16,640)    $    (40,059)
  Net realized loss on investments
    and foreign currency ...................      (5,301,887)     (20,384,606)        (541,433)      (1,244,357)
  Net unrealized depreciation on
     investments and foreign currency.......        (264,858)      (7,519,962)        (297,761)        (651,903)
                                                ------------     ------------     ------------     ------------
     Net decrease in net assets
       resulting from operations ...........      (5,674,011)     (28,218,898)        (855,834)      (1,936,319)
                                                ------------     ------------     ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gains
    Class R ................................              --         (990,092)              --          (90,919)
    Class I ................................              --       (2,284,424)              --         (135,873)
                                                ------------     ------------     ------------     ------------
  Total distributions to
    shareholders ...........................              --       (3,274,516)              --         (226,792)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
  Class R ..................................         289,671        5,025,793          238,185          905,800
  Class I ..................................       3,068,446       17,980,115          300,000        3,000,000
Proceeds from shares reinvested
  Class R ..................................              --          981,471               --           90,433
  Class I ..................................              --        1,947,604               --          135,872
Cost of shares redeemed
  Class R ..................................        (855,070)      (2,843,476)        (126,963)        (608,949)
  Class I ..................................      (1,295,593)      (6,711,854)              --               --
                                                ------------     ------------     ------------     ------------

                            DUNCAN-HURST MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended September 30, 2001 (Continued)

                                                                                                Large Cap         Large Cap
                                                               Aggressive      Aggressive       Growth-20         Growth-20
                                                               Growth Fund       Growth           Fund             Fund (1)
                                                               Six Months         Fund          Six Months           Year
                                                                 Ended            Year            Ended              Ended
                                                              September 30,       Ended        September 30,       March 31,
                                                                  2001#       March 31, 2001       2001#             2001
                                                              ------------    --------------    ------------     ------------
CAPITAL SHARE TRANSACTIONS-- (continued)
  Net increase in net assets derived
    from net change in outstanding shares (a) ............    $  1,207,454     $ 16,379,653     $    411,222     $  3,523,156
                                                              ------------     ------------     ------------     ------------
      Total increase (decrease) in net assets ............      (4,466,557)     (15,113,761)        (444,612)       1,360,045

NET ASSETS
  Beginning of period ....................................      21,430,893       36,544,654        3,497,946        2,137,901
                                                              ------------     ------------     ------------     ------------
  End of period ..........................................    $ 16,964,336     $ 21,430,893     $  3,053,334     $  3,497,946
                                                              ============     ============     ============     ============

(a) A summary of capital share transactions is as follows:

CLASS R SHARES
  Shares sold ............................................          66,663          293,499           23,890           59,062
  Shares reinvested ......................................              --           93,563               --            6,856
  Shares redeemed ........................................        (123,715)        (225,981)         (14,190)         (43,241)
                                                              ------------     ------------     ------------     ------------
  Net increase (decrease) ................................         (57,052)         161,081            9,700           22,677

CLASS I SHARES
  Shares sold ............................................         407,666        1,380,938           28,599          193,800
  Shares reinvested ......................................              --          184,432               --           10,293
  Shares redeemed ........................................        (195,323)        (423,175)              --               --
                                                              ------------     ------------     ------------     ------------
  Net increase ...........................................         212,343        1,142,195           28,599          204,093
                                                              ============     ============     ============     ============

(1)  Class I shares commenced operations on June 7, 2000.
#    Unaudited.

See accompanying Notes to Financial Statements.

                            DUNCAN-HURST MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended September 30, 2001 - (Continued)

                                                       Technology       Technology      International    International
                                                         Fund              Fund          Growth-Fund      Growth-Fund
                                                       Six Months          Year           Six Months         Year
                                                         Ended             Ended            Ended            Ended
                                                      September 30,      March 31,      September 30,      March 31,
                                                         2001#              2001            2001#             2001
                                                      ------------     ------------     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment loss ...........................     $    (18,380)    $    (69,554)    $    (13,510)    $   (295,054)
  Net realized loss on investments
    and foreign currency ........................         (804,496)      (4,630,167)      (6,871,058)     (12,727,976)
  Net unrealized depreciation on
    investments and foreign currency ............         (235,989)        (614,519)      (2,415,084)     (12,960,332)
                                                      ------------     ------------     ------------     ------------
    Net decrease in net assets
      resulting from operations .................       (1,058,865)      (5,314,240)      (9,299,652)     (25,983,362)
                                                      ------------     ------------     ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net realized gains
    Class R .....................................               --         (186,117)              --       (1,109,526)
    Class I .....................................               --          (84,319)              --      (10,826,100)
                                                      ------------     ------------     ------------     ------------
  Total distributions to shareholders............               --         (270,436)              --      (11,935,626)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
  Class R .......................................           34,265        2,173,000          114,374        2,760,004
  Class I .......................................               --          949,201       15,206,703       12,497,815
Proceeds from shares reinvested
  Class R .......................................               --          185,611               --        1,107,423
  Class I .......................................               --           84,319               --       10,826,100
Cost of shares redeemed
  Class R .......................................         (261,545)      (2,148,359)        (306,432)      (5,721,507)
  Class I .......................................               --               --         (369,117)      (1,329,439)
                                                      ------------     ------------     ------------     ------------

                            DUNCAN-HURST MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended September 30, 2001 (Continued)

                                                                Technology      Technology      International    International
                                                                  Fund             Fund          Growth-Fund      Growth-Fund
                                                                Six Months         Year           Six Months         Year
                                                                  Ended            Ended            Ended            Ended
                                                               September 30,      March 31,      September 30,      March 31,
                                                                  2001#             2001            2001#             2001
                                                              ------------     ------------     ------------     ------------
CAPITAL SHARE TRANSACTIONS -- (continued)
  Net increase (decrease) in net assets derived from
    net change in outstanding shares (a) .................    $   (227,280)    $  1,243,772     $ 14,645,528     $ 20,140,396
                                                              ------------     ------------     ------------     ------------
    Total increase (decrease) in net assets ..............      (1,286,145)      (4,340,904)       5,345,876      (17,778,592)

NET ASSETS
  Beginning of period ....................................       3,165,523        7,506,427       29,182,717       46,961,309
                                                              ------------     ------------     ------------     ------------
  End of period
                                                              $  1,879,378     $  3,165,523     $ 34,528,593     $ 29,182,717
                                                              ============     ============     ============     ============

(a) A summary of capital share transactions is as follows:

CLASS R SHARES
  Shares sold ............................................           3,491          119,227           17,844          198,262
  Shares reinvested ......................................              --           12,935               --          119,851
  Shares redeemed ........................................         (35,889)        (157,258)         (43,526)        (417,099)
                                                              ------------     ------------     ------------     ------------
  Net increase (decrease) ................................         (32,398)         (25,096)         (25,682)         (98,986)
                                                              ============     ============     ============     ============

CLASS I SHARES
  Shares sold ............................................              --           47,283        2,090,549          766,218
  Shares reinvested ......................................              --            5,864               --        1,175,472
  Shares redeemed ........................................              --               --          (54,215)         (99,463)
                                                              ------------     ------------     ------------     ------------
  Net increase ...........................................              --           53,147        2,036,334        1,842,227
                                                              ============     ============     ============     ============

----------
(1)  Class I shares commenced operations on June 7, 2000.
#    Unaudited.

See accompanying Notes to Financial Statements.

                            DUNCAN-HURST MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

                                                           Aggressive      Aggressive   Aggressive
                                                          Growth Fund     Growth Fund  Growth Fund
                                                           Six Months        Year         Year
                                                              Ended          Ended        Ended
                                                          September 30,     March 31,    March 31,
CLASS R                                                       2001#           2001         2000
                                                             -------        -------      -------
Net asset value, beginning of period ..................      $  7.27        $ 22.40      $ 10.00
                                                             -------        -------      -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss .................................        (0.04)         (0.17)       (0.14)
  Net realized and unrealized
    gain (loss) on investments ........................        (1.77)        (13.46)       12.54
                                                             -------        -------      -------
Total from investment operations ......................        (1.81)        (13.63)       12.40
                                                             -------        -------      -------
  LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From realized gains ...............................           --          (1.50)          --
                                                             -------        -------      -------
Net asset value, end of period ........................      $  5.46        $  7.27      $ 22.40
                                                             =======        =======      =======

Total return ..........................................       (24.90%)**     (62.93%)     124.00%
                                                             =======        =======      =======

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) ................      $   3.3        $   4.8      $  11.2

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ............         2.44%*         2.13%        2.77%
    After fees waived and expenses absorbed ...........         1.26%*         1.50%        1.50%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ............        (2.19%)*       (1.89%)      (2.55%)
  After fees waived and expenses absorbed .............        (1.01%)*       (1.26%)      (1.28%)
Portfolio turnover rate ...............................       100.74%**      434.43%      239.99%

----------
*    Annualized.
**   Not Annualized.
#    Unaudited.

See accompanying Notes to Financial Statements.

                            DUNCAN-HURST MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period (Continued)

                                                              Large Cap      Large Cap       Large Cap
                                                           Growth-20 Fund   Growth Fund   Growth-20 Fund
                                                             Six Months        Year           Year
                                                                Ended          Ended          Ended
                                                            September 30,     March 31,      March 31,
CLASS R                                                         2001#           2001           2000
                                                               -------        -------        -------
Net asset value, beginning of period ..............            $ 10.35        $ 19.31        $ 10.00
                                                               -------        -------        -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss .............................              (0.04)         (0.15)         (0.08)
  Net realized and unrealized
   gain (loss) on investments .....................              (2.20)         (8.11)          9.39
                                                               -------        -------        -------
Total from investment operations ..................              (2.24)         (8.26)          9.31
                                                               -------        -------        -------
   LESS DISTRIBUTIONS TO SHAREHOLDERS:
     From realized gains ..........................                 --          (0.70)            --
                                                               -------        -------        -------
Net asset value, end of period ....................            $  8.11        $ 10.35        $ 19.31
                                                               =======        =======        =======

Total return ......................................             (21.64%)**     (43.55%)        93.10%
                                                               =======        =======        =======

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) ............            $   1.2        $   1.4        $   2.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed .......                6.60%*         5.14%         17.40%
  After fees waived and expenses absorbed ........                1.36%*         1.50%          1.48%

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ........              (6.15%)*       (4.71%)       (17.08%)
  After fees waived and expenses absorbed .........              (0.91%)*       (1.07%)        (1.16%)
Portfolio turnover rate ...........................              37.98%**      206.84%        247.49%

----------
*    Annualized.
**   Not Annualized.
#    Unaudited.

See accompanying Notes to Financial Statements.

                            DUNCAN-HURST MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period (Continued)

                                                         Technology    Technology    Technology
                                                            Fund          Fund          Fund
                                                         Six Months       Year      September 30,
                                                           Ended          Ended         1999+
                                                        September 30,    March 31,     through
CLASS R                                                     2001#          2001     March 31, 2000
                                                           -------        -------   --------------
Net asset value, beginning of period ..............        $  9.94        $ 25.89      $ 10.00
                                                           -------        -------      -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss .............................          (0.06)         (0.28)       (0.06)
  Net realized and unrealized
    gain (loss) on investments ....................          (3.31)        (14.94)       15.95
                                                           -------        -------      -------
Total from investment operations ..................          (3.37)        (15.22)       15.89
                                                           -------        -------      -------
  LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From realized gains ...........................             --          (0.73)          --
                                                           -------        -------      -------
Net asset value, end of period ....................        $  6.57        $  9.94      $ 25.89
                                                           =======        =======      =======

Total return ......................................         (33.90%)**     (59.64%)     158.90%**
                                                           =======        =======      =======

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) ............        $   1.0        $   1.8      $   5.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ........           7.80%*         4.62%        6.48%*
  After fees waived and expenses absorbed .........           1.37%*         1.48%        1.48%*

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ........          (7.66%)*       (4.39%)      (6.18%)*
  After fees waived and expenses absorbed .........          (1.23%)*       (1.25%)      (1.18%)*
Portfolio turnover rate ...........................         114.77%**      478.11%       97.84%**

----------
*    Annualized.
**   Not Annualized.
+    Commencement of operations.
#    Unaudited.

See accompanying Notes to Financial Statements.

                            DUNCAN-HURST MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period (Continued)

                                                         International   International   International
                                                          Growth Fund     Growth Fund     Growth Fund
                                                           Six Months        Year           June 30,
                                                              Ended          Ended           1999+
                                                          September 30,    March 31,        through
Class R                                                      2001#           2001       March 31, 2000
                                                            -------         -------        -------
Net asset value, beginning of period ..............         $  7.46         $ 21.43        $ 10.00
                                                            -------         -------        -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss .............................            0.00           (0.15)         (0.07)
  Net realized and unrealized
    gain (loss) on investments ....................           (1.62)          (9.33)         11.50
                                                            -------         -------        -------
Total from investment operations ..................           (1.62)          (9.48)         11.43
                                                            -------         -------        -------
  LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From realized gains ...........................              --           (4.49)            --
Net asset value, end of period ....................         $  5.84         $  7.46        $ 21.43
                                                            =======         =======        =======

Total return ......................................          (21.72%)**      (48.36%)       114.30%**
                                                            =======         =======        =======

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) ............         $   1.4         $   2.0        $   8.0

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ........            2.54%*          2.72%          2.58%*
  After fees waived and expenses absorbed .........            1.51%*          1.73%          1.73%*

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ........           (1.17%)*        (1.94%)        (2.27%)*
  After fees waived and expenses absorbed .........           (0.14%)*        (0.95%)        (1.42%)*
Portfolio turnover rate ...........................           45.11%**       324.24%        161.42%**

----------
*    Annualized.
**   Not Annualized.
+    Commencement of operations.
#    Unaudited.

See accompanying Notes to Financial Statements.

                            DUNCAN-HURST MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period (Continued)

                                                         Aggressive   Aggressive   Aggressive
                                                        Growth Fund   Growth Fund  Growth Fund
                                                         Six Months      Year       October 19,
                                                           Ended         Ended         1999+
                                                        September 30,   March 31,     through
CLASS I                                                    2001#          2001     March 31, 2000
                                                          -------        -------   --------------
Net asset value, beginning of period ..............       $  7.32        $ 22.46      $ 11.53
                                                          -------        -------      -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss .............................         (0.03)         (0.09)       (0.07)
  Net realized and unrealized
    gain (loss) on investments ....................         (1.78)        (13.55)       11.00
                                                          -------        -------      -------
Total from investment operations ..................         (1.81)        (13.64)       10.93
                                                          -------        -------      -------
  LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net realized gains .......................            --          (1.50)          --
                                                          -------        -------      -------
Net asset value, end of period ....................       $  5.51        $  7.32      $ 22.46
                                                          =======        =======      =======

Total return ......................................        (24.73%)**     (62.80%)      94.80%**
                                                          =======        =======      =======

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) ............       $  13.7        $  16.6      $  25.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ........          2.19%*         1.88%        2.52%*
  After fees waived and expenses absorbed .........          1.26%*         1.25%        1.25%*

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ........         (1.94%)*       (1.64%)      (2.30%)*
  After fees waived and expenses absorbed .........         (1.01%)*       (1.01%)      (1.03%)*
Portfolio turnover rate ...........................        100.74%**      434.43%      239.99%**

----------
*    Annualized.
**   Not Annualized.
+    Commencement of operations.
#    Unaudited.

See accompanying Notes to Financial Statements.

                            DUNCAN-HURST MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period (Continued)

                                                     Large Cap
                                                   Growth-20 Fund    Large Cap
                                                     Six Months   Growth-20 Fund
                                                       Ended       June 7, 2000+
                                                    September 30,     through
Class I                                                 2001#     March 31, 2001
                                                       -------    --------------
Net asset value, beginning of period ..............    $ 10.37       $ 15.48
                                                       -------       -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss .............................      (0.05)        (0.14)
  Net realized and unrealized
    loss on investments ...........................      (2.19)        (4.27)
                                                       -------       -------
Total from investment operations ..................      (2.24)        (4.41)
                                                       -------       -------
  LESS DISTRIBUTIONS TO SHAREHOLDERS:
    From net realized gains .......................         --         (0.70)
                                                       -------       -------
Net asset value, end of period ....................    $  8.13       $ 10.37
                                                       =======       =======

Total return ......................................     (21.60%)**    (29.45%)**
                                                       =======       =======

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) ............    $   1.9       $   2.1

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ........       6.35%*        4.89%*
  After fees waived and expenses absorbed .........       1.36%*        1.25%*

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ........      (5.90%)*      (4.46%)*
  After fees waived and expenses absorbed .........      (0.91%)*      (0.82%)*
Portfolio turnover rate ...........................      37.98%**     206.84%**

----------
*    Annualized.
**   Not Annualized.
+    Commencement of operations.
#    Unaudited.

See accompanying Notes to Financial Statements.

                            DUNCAN-HURST MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period (Continued)

                                                      Technology   Technology    Technology
                                                        Fund          Fund          Fund
                                                      Six Months      Year        March 30,
                                                        Ended         Ended         2000+
                                                    September 30,    March 31,     through
Class I                                                 2001#          2001     March 31, 2000
                                                       -------        -------   --------------
Net asset value, beginning of period ..............    $  9.97        $ 25.89      $ 26.38
                                                       -------        -------      -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss .............................      (0.06)         (0.14)       (0.00)
  Net realized and unrealized
   loss on investments ............................      (3.32)        (15.05)       (0.49)
                                                       -------        -------      -------
Total from investment operations ..................      (3.38)        (15.19)       (0.49)
                                                       -------        -------      -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains .........................         --          (0.73)          --
                                                       -------        -------      -------
Net asset value, end of period ....................    $  6.59        $  9.97      $ 25.89
                                                       =======        =======      =======

Total return ......................................     (33.90%)**     (59.54%)      (1.86%)**
                                                       =======        =======      =======
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) ............    $   0.9        $   1.4      $   2.2

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ........       7.55%*         4.37%        6.23%*
  After fees waived and expenses absorbed .........       1.37%*         1.23%        1.23%*

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ........      (7.41%)*       (4.14%)      (5.93%)*
  After fees waived and expenses absorbed .........      (1.23%)*       (1.00%)      (0.93%)*
Portfolio turnover rate ...........................     114.77%**      478.11%       97.84%**

----------
*    Annualized.
**   Not Annualized.
+    Commencement of operations.
#    Unaudited.

See accompanying Notes to Financial Statements.

                            DUNCAN-HURST MUTUAL FUNDS

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period (Continued)

                                                       International   International  International
                                                           Growth         Growth         Growth
                                                         Six Months        Year          June 30,
                                                           Ended           Ended          1999+
                                                        September 30,     March 31,      through
CLASS I                                                    2001#            2001      March 31, 2000
                                                          -------         -------     --------------
Net asset value, beginning of period ..............       $  7.40         $ 21.38        $ 10.00
                                                          -------         -------        -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss .............................         (0.00)          (0.07)         (0.13)
  Net realized and unrealized
    gain (loss) on investments ....................         (1.60)          (9.42)         11.51
                                                          -------         -------        -------
Total from investment operations ..................         (1.60)          (9.49)         11.38
                                                          -------         -------        -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net realized gains .........................            --           (4.49)            --
                                                          -------         -------        -------
Net asset value, end of period ....................       $  5.80         $  7.40        $ 21.38
                                                          =======         =======        =======

Total return ......................................        (21.62%)**      (48.60%)       113.80%**
                                                          =======         =======        =======
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (millions) ............       $  33.1         $  27.1        $  39.0

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ........          2.41%*          2.42%          2.33%*
  After fees waived and expenses absorbed .........          1.51%*          1.48%          1.48%*

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
  Before fees waived and expenses absorbed ........         (0.97%)*        (1.69%)        (2.02%)*
  After fees waived and expenses absorbed .........         (0.07%)*        (0.70%)        (1.17%)*
Portfolio turnover rate ...........................         45.11%**       324.24%        161.42%**

----------
*    Annualized.
**   Not Annualized.
+    Commencement of operations.
#    Unaudited.

See accompanying Notes to Financial Statements.

                            DUNCAN-HURST MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

     Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund, Duncan-Hurst Technology Fund and Duncan-Hurst International Growth Fund (the "Funds") are each a series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust") which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. Duncan-Hurst Aggressive Growth Fund Class R and Class I commenced operations on March 31, 1999 and October 19, 1999, respectively. Duncan-Hurst Large Cap Growth-20 Fund Class R and Class I commenced operations on March 31, 1999 and June 7, 2000, respectively. Duncan-Hurst Technology Fund Class R and Class I commenced operations on September 30, 1999 and March 30, 2000, respectively. Duncan-Hurst International Growth Fund Class R and Class I commenced operations on June 30, 1999. The investment objective of each Fund is long-term growth of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity accounting principles generally accepted in the United States.

     A. SECURITY VALUATION. Securities traded on a national securities exchange or Nas-daq are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the last reported bid price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which, when combined with accrued interest, approximates market value.

     B. FOREIGN CURRENCY. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate at the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Funds include foreign currency gains and losses from dividends receivable and other foreign currency denominated receivables and payables in realized and unrealized gain (loss) on investments and foreign currency. The Funds do not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on invest-

                            DUNCAN-HURST MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS at (Unaudited) - (Continued) March 31, 2000

          ments are thus included with net realized and unrealized gain (loss) on investments and foreign currency.

     C. FEDERAL INCOME TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

     D. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     E. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

     F. RECLASSIFICATION OF CAPITAL ACCOUNTS. The Funds account and report for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2:
          Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended March 31, 2001, each Fund decreased paid-in capital by the following amount due to each of the Funds' experiencing a net investment loss during the year:

                                                 Decrease
                                              Accumulated Net      Decrease
                                              Investment Loss   Paid-In Capital
                                              ---------------   ---------------
Duncan-Hurst Aggressive Growth Fund             $ 314,330         $(314,330)
Duncan-Hurst Large Cap Growth-20 Fund              40,059           (40,059)
Duncan-Hurst Technology Fund                       69,554           (69,554)
Duncan-Hurst International Growth Fund            295,054          (295,054)

                           DUNCAN-HURST MUTUAL FUNDS

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     Duncan-Hurst Capital Management Inc. (the "Adviser") provides the Funds with investment management services under an Investment Advisory Agreement. The Adviser furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% for Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund and Duncan-Hurst Technology Fund and 1.25% for Duncan-Hurst International Growth Fund based upon the average daily net assets of the Funds. For the six months ended September 30, 2001, the advisory fees incurred were $106,162, $18,340, $14,929 and $217,282 for Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund, Duncan-Hurst Technology Fund and Duncan-Hurst International Growth Fund, respectively.

     The Funds are responsible for their own operating expenses. The Adviser however has contractually agreed to limit the Funds' total expenses by reducing all or a portion of their fees and reimbursing the Funds for expenses, excluding interest and tax expense, so that their ratio of expenses to average net assets will not exceed the following:

                                                       Class R           Class I
                                                       -------           -------
Duncan-Hurst Aggressive Growth Fund                     1.48%             1.23%
Duncan-Hurst Large Cap Growth-20 Fund                   1.48%             1.23%
Duncan-Hurst Technology Fund                            1.48%             1.23%
Duncan-Hurst International Growth Fund                  1.73%             1.48%

     Any reduction in advisory fees or payment of expenses made by the Adviser is subject to reimbursement by the respective Fund if requested by the Adviser in subsequent fiscal years. Under the Expense Limitation Agreement, the Adviser may recoup reimbursements made in a Fund's first fiscal year in any of the five succeeding fiscal years, reimbursements made in a Fund's second fiscal year in any of the four succeeding fiscal years and any reimbursements in years subsequent to fiscal year two, over the subsequent three fiscal years after the reimbursements are made. Any such reimbursement is contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Funds must pay their current ordinary expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.

                            DUNCAN-HURST MUTUAL FUNDS

     For the six months ended September 30, 2001, the Adviser waived fees and absorbed expenses as follows:

                                                          Fees          Expenses
                                                         Waived         Absorbed
                                                         ------         --------
Duncan-Hurst Aggressive Growth Fund                     $103,880        $     --
Duncan-Hurst Large Cap Growth-20 Fund                     18,340          74,937
Duncan-Hurst Technology Fund                              14,929          79,164
Duncan-Hurst International Growth Fund                   157,956              --

     At September 30, 2001, the cumulative amounts subject to recoupment by the Adviser, all of which must be recouped no later than March 31, 2005, are as follows:

Duncan-Hurst Aggressive Growth Fund                                     $351,310
Duncan-Hurst Large Cap Growth-20 Fund                                    286,516
Duncan-Hurst Technology Fund                                             237,376
Duncan-Hurst International Growth Fund                                   587,783

     Investment Company Administration L.L.C., (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator is a division of Firstar Mutual Fund Services, L.L.C. (FMFS), an affiliate of US Ban-corp. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee from each Fund at the following annual rates (subject to a minimum fee of $35,000 per Fund):

     Under $75 million                       0.20% of average daily net assets
     $75 to $150 million                     0.15% of average daily net assets
     $150 to $200 million                    0.10% of average daily net assets
     Over $200 million                       0.05% of average daily net assets

     Firstar Bank, N.A., an affiliate of FMFS, serves as custodian and FMFS serves as transfer agent and accounting services agent for the Funds.

     For the six months ended September 30, 2001, Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund, Duncan-Hurst Technology Fund and Duncan-Hurst International Growth Fund, incurred $28,088, $24,367, $15,065 and $24,731, respectively, in administration fees.

                            DUNCAN-HURST MUTUAL FUNDS

     First Fund Distributors, Inc. (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

     Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - DISTRIBUTION PLAN

     The Funds have adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Adviser, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of Class R shares of the Funds. The fee is paid to the Adviser as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. For the six months ended September 30, 2001, Duncan-Hurst Aggressive Growth Fund, Duncan-Hurst Large Cap Growth-20 Fund, Duncan-Hurst Technology Growth Fund and Duncan-Hurst International Growth Fund incurred fees of $5,332, $1,826, $2,088 and $2,386, respectively, pursuant to the Plan.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     The cost of purchases, and the proceeds from the sales of securities, other than short-term investments, for the period ended September 30, 2001 are as follows:

                                                     Purchases          Sales
                                                     ---------          -----
Duncan-Hurst Aggressive Growth Fund                 $23,023,994      $20,454,519
Duncan-Hurst Large Cap Growth-20 Fund                 1,773,114        1,355,560
Duncan-Hurst Technology Fund                          3,970,023        3,162,576
Duncan-Hurst International Growth Fund               29,372,212       14,631,004

                                  Duncan-Hurst
                                  MUTUAL FUNDS


                      DUNCAN-HURST CAPITAL MANAGEMENT INC.
                      ------------------------------------
                             AGGRESSIVE GROWTH FUND
                            LARGE CAP GROWTH-20 FUND
                                 TECHNOLOGY FUND
                           INTERNATIONAL GROWTH FUND



                      c/o Firstar Mutual Fund Services, LLC
                      615 E. Michigan Street, 3rd Floor
                      Milwaukee, WI 53202-5207

                      or

                      P.O. Box 701
                      Milwaukee, WI 53201-0701


This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, fund performance may fluctuate substantially over the short-term and current performance may differ from that shown. Statements and other information herein are dated and are subject to change.



Quasar Distributors, LLC (formerly distributed by First Fund Distributors, Inc.) Milwaukee, WI 53202


                      FOR MORE INFORMATION: 1-800-558-9105